Operating Leases - Time and bareboat chartered-in vessels (Details) - Vessels [member] - USD ($)	1 Months Ended
	Apr. 30, 2017	Dec. 31, 2018	Feb. 28, 2015
STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale leaseback transaction, gross proceeds per vessel	$ 29,000,000
Sale leaseback transaction, deposit per vessel	$ 4,350,000	$ 4,350,000
Handymax [Member] | Silent [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		7,500
Handymax [Member] | Single [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		7,500
Handymax [Member] | Star I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		7,500
Handymax [Member] | Steel [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		6,000
Handymax [Member] | Sky [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		6,000
Handymax [Member] | Stone I [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		6,000
Handymax [Member] | Style [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		6,000
Handymax [Member] | Krisjanis Valdemars [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate		11,250
Handymax [Member] | Kraslava [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate		11,250
MR [Member] | Miss Benedetta [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		14,000
MR [Member] | STI Beryl [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		8,800
MR [Member] | STI Le Rocher [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		8,800
MR [Member] | STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		8,800
MR [Member] | Vukovar [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate		17,034
MR [Member] | Zefyros [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate		13,250
MR [Member] | CPO New Zealand [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate		15,250
MR [Member] | CPO Australia [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate		15,250
MR [Member] | Ance [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate		13,500
MR [Member] | Gan-Trust [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate		13,950
MR [Member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale and leaseback, term of lease	8 years
Leaseback, daily rate	$ 8,800
Sale leaseback transaction, gross proceeds per vessel	29,000,000
Sale leaseback transaction, deposit per vessel	$ 4,350,000
LR2 [Member] | Densa Alligator [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, expired in current year, daily rate		14,300
LR2 [Member] | Densa Crocodile [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			$ 21,050
Lease payments, expired in current year, daily rate		$ 14,800